Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

In millions	Year ended December 31,	2024	2023	2022
Freight revenues
Petroleum and chemicals		$3,414	$3,195	$3,229
Metals and minerals		2,048	2,048	1,911
Forest products		1,931	1,943	2,006
Coal		929	1,017	937
Grain and fertilizers		3,422	3,265	2,783
Intermodal		3,757	3,823	4,906
Automotive		894	945	797
Total freight revenues		16,395	16,236	16,569
Other revenues		651	592	538
Total revenues (1) (2)		$17,046	$16,828	$17,107
(1)As at December 31, 2024, the Company had remaining performance obligations related to freight in-transit, for which revenues of $102 million (2023 - $88 million) are expected to be recognized in the next period.
(2)See Note 23 – Segmented information for the disaggregation of revenues by geographic area.

Schedule of contract liabilities
Contract liabilities

In millions	2024	2023
Beginning of year	$95	$28
Revenue recognized included in the beginning balance	(15)	(12)
Increase due to consideration received, net of revenue recognized	111	79
End of year	$191	$95
Current portion - end of year	$5	$13